Perot Systems Corporation
2300 West Plano Parkway
Plano, Texas 75075
December 14, 2005
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attn:	Abby Adams
Special Counsel, Office of Mergers and Acquisitions

	Re:	Perot Systems Corporation
Schedule TO-I
Filed November 15, 2005
File No. 005-53493
Ladies and Gentlemen:
     On behalf of Perot Systems Corporation (the “Company”), we are providing this letter in response to the Commission’s verbal comments of December 9, 2005 and the letter of comment to the Company dated November 29, 2005 regarding the Company’s Schedule TO (File No. 005-53493) and Offer to Exchange Certain Outstanding Stock Options for New Stock Options dated November 15, 2005 (the “Original Offer to Exchange”). The changes described herein are incorporated in Amendment No. 2 to the Company’s Schedule TO (“Amendment No. 2”) and the Supplement dated December 14, 2005 to the Original Offer to Exchange (“Supplement No. 2”), filed as Exhibit (a)(1)(L) to Amendment No. 2, which have each been filed with the Commission via EDGAR simultaneously with this response. The numbering below corresponds to the numbering used in the comment letter.
Conditions of the Offer, page 30
2.	COMMENT:

The introductory paragraph addresses the company’s ability to determine whether the triggering of a condition “makes it inadvisable” to proceed with the offer. Please note that, when a condition is triggered and the company decides to proceed with the offer anyway, we believe that this constitutes a waiver of the triggered condition(s). You may not rely on this language to tacitly waive a condition of the offer by failing to assert it. Please confirm your understanding on a supplemental basis.

RESPONSE:

The Company supplementally confirms that proceeding with the offer after becoming aware that a condition has been triggered constitutes a waiver of such triggered condition, and the Company will not rely on the referenced language to tacitly waive a condition of the offer by failing to assert it.
Effect of a Merger or Acquisition Before We Grant Replacement Options, page 34
6.	COMMENT:

Here and elsewhere in the document you discuss what may happen to tendered options “if [you] merge into or are acquired by another company after [you] accept eligible options for exchange in the Offer but before we grant the replacement options.” As there are currently only five calendar days between the scheduled expiration of this offer and the date you intend to issue replacement options, revise this language here and throughout the document to clarify the risk to option holders.

RESPONSE:

Section 11 (“Effect of a Merger or Acquisition Before We Grant Replacement Options”) of the Original Offer to Exchange has been amended and restated in its entirety by Supplement No. 2 (Section 3, pages 3-4). The language in this section has been revised to clarify the risk to option holders. In addition, Q&A Nos. 11 and 31 have been similarly amended and revised (Sections 2(a) and (b) of Supplement No. 2, pages 2-3).

The Company is not currently involved in any discussions regarding a merger with or acquisition by another entity. However, if the Company does become involved in any such discussions prior to the end of the Offer, the Company confirms that it will (i) evaluate the disclosure contained in the Original Offer to Exchange, Supplement No. 2 and the other Offer materials to determine whether any revisions to such materials are appropriate in light of such circumstances and (ii) revise the Offer materials and the terms of the Offer as appropriate, including, without limitation, any revisions necessary to clarify the risk to the option holders in light of such circumstances and any appropriate extension of the election deadline for the Offer.
     In addition to the foregoing responses to the Commission’s comments, the Company acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the filings, (ii) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing and (iii) it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     We hope that the foregoing addresses the Commission’s comments. Please call the undersigned (972.577.0000) or Rex Mills (972.577.6908) of the Company, or John Martin (214.953.6757) of Baker Botts L.L.P., should you have any questions about the foregoing.

Very truly yours,
/s/ Thomas D. Williams

Thomas D. Williams Vice President, Secretary and General Counsel

cc:	Rex Mills
Doug Hansen
John Martin
Courtney York